NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Foreign Currency Translation: Schedule of Currency Exchange Rates (Tables)	12 Months Ended
Jun. 30, 2018
Tables/Schedules
Schedule of Currency Exchange Rates
	June 30, 2018	June 30, 2017	June 30, 2016
Year-end spot rate	US$1=RMB 6.6181	US$1=RMB 6.7780	US$1=RMB 6.6434
Average rate	US$1=RMB 6.5020	US$1=RMB 6.8118	US$1=RMB 6.4416